UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:   May 31

Date of reporting period:  February 28, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Preferred Income Fund III

2.28.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Preferred Income Fund III
Securities owned by the Fund on
February 28, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 6.93%                                                                                                          $76,987,236
(Cost $73,583,972)

Automobile Manufacturers 0.24%                                                                                         2,656,363
Ford Motor Co.,
Note                                                                  7.450   07-16-2031   BBB-            2,755       2,656,363

Consumer Finance 0.27%                                                                                                 3,009,375
General Motors Acceptance Corp.,
Bond                                                                  8.000   11-01-2031   BBB-            3,000       3,009,375

Electric Utilities 3.75%                                                                                              41,663,137
Black Hills Corp.,
Note                                                                  6.500   05-15-2013   BBB-           15,000      15,320,715
DPL, Inc.,
Sr Note                                                               6.875   09-01-2011   B+              7,000       7,696,220
Entergy Gulf States, Inc.,
1st Mtg Bond                                                          6.200   07-01-2033   BBB            15,000      15,146,370
Kentucky Power Co.,
Sr Note, Ser D                                                        5.625   12-01-2032   BBB             3,565       3,499,832

Integrated Oil & Gas 0.52%                                                                                             5,751,075
Amerada Hess Corp.,
Note                                                                  7.125   03-15-2033   BBB-            5,000       5,751,075

Multi-Utilities & Unregulated Power 1.09%                                                                             12,168,953
DTE Energy Co.,
Sr Note                                                               6.375   04-15-2033   BBB-            7,500       7,977,953
TECO Energy, Inc.,
Note                                                                  7.000   05-01-2012   BB              3,810       4,191,000

Oil & Gas Refining & Marketing & Transportation 1.06%                                                                 11,738,333
Valero Energy Corp.,
Note                                                                  7.500   04-15-2032   BBB             9,500      11,738,333

                                                                                           Credit      Par value
Issuer, description, maturity date                                                         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Capital preferred securities 8.04%                                                                                   $89,437,215
(Cost $88,535,738)

Diversified Banks 3.21%                                                                                               35,724,700
Credit Agricole Preferred Funding Trust, 7.00%,
01-29-49                                                                                   A               9,000       9,524,700
Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United
Kingdom)                                                                                   A+             25,000      26,200,000

Electric Utilities 0.68%                                                                                               7,617,140
DPL Capital Trust II, 8.125%, 09-1-31                                                      B               6,225       7,617,140

Gas Utilities 0.52%                                                                                                    5,732,247
KN Capital Trust III, 7.63%, 04-15-28                                                      BB+             4,960       5,732,247

Integrated Telecommunication Services 1.46%                                                                           16,172,344
TCI Communications Financing Trust III, 9.65%,
03-31-27                                                                                   BB+            14,210      16,172,344

Investment Banking & Brokerage 0.94%                                                                                  10,505,560
HBOS Capital Funding L.P., 6.850%, 03-29-49
(United Kingdom)                                                                           A              10,000      10,505,560

Multi-Utilities & Unregulated Power 0.90%                                                                              9,973,915
Dominion Resources Capital Trust I, 7.83%, 12-01-27                                        BBB-            9,097       9,973,915

Other Diversified Financial Services 0.33%                                                                             3,711,309
JPM Capital Trust I, 7.54%, 01-15-27                                                       A-              3,447       3,711,309

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 3.08%                                                                                                  $34,274,348
(Cost $31,095,298)

Electric Utilities 2.10%                                                                                              23,312,612
CH Energy Group, Inc.                                                                                     20,600         950,690
Cinergy Corp.                                                                                            157,860       6,385,437
OGE Energy Corp.                                                                                          30,000         778,500
Progress Energy, Inc.                                                                                    121,000       5,244,140
Scottish Power Plc, American Depositary Receipt
(United Kingdom)                                                                                         313,014       9,953,845

Multi-Utilities & Unregulated Power 0.98%                                                                             10,961,736
Duke Energy Corp.                                                                                        182,041       4,913,287
TECO Energy, Inc.                                                                                        380,645       6,048,449

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 81.54%                                                                                             $906,949,339
(Cost $883,253,945)

Agricultural Products 1.44%                                                                                           16,038,750
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                            BB+           195,000      16,038,750

Asset Management & Custody Banks 0.38%                                                                                 4,262,432
BNY Capital V, 5.95%, Ser F                                                                A-            170,361       4,262,432

Automobile Manufacturers 3.22%                                                                                        35,840,007
Ford Motor Co., 7.50%                                                                      BBB-          771,385      19,438,902
General Motors Corp., 7.25%, Ser 07-15-41                                                  BBB-           55,641       1,353,189
General Motors Corp., 7.375%, Ser 05-15-48                                                 Baa2          593,194      14,503,593
General Motors Corp., 7.375%, Ser 10-01-51                                                 BBB-           22,100         544,323

Broadcasting & Cable TV 0.34%                                                                                          3,860,252
Shaw Communications, Inc., 8.50% (Canada)                                                  B+            150,850       3,860,252

Consumer Finance 1.68%                                                                                                18,691,839
Ford Motor Credit Co., 7.60%                                                               A3             25,000         642,500
Household Finance Corp., 6.875%                                                            A             636,118      16,920,739
SLM Corp., 6.97%, Ser A                                                                    BBB+           19,800       1,128,600

Diversified Banks 7.47%                                                                                               83,035,011
BAC Capital Trust II, 7.00%                                                                A              83,300       2,180,794
BAC Capital Trust III, 7.00%                                                               A-             22,000         580,140
BAC Capital Trust IV, 5.875%                                                               A             406,400      10,143,744
Banco Santander, 6.41%, Ser 1 (Spain)                                                      BBB+          100,000       2,635,000
Fleet Capital Trust VII, 7.20%                                                             A              61,604       1,622,033
Fleet Capital Trust IX, 6.00%                                                              A             469,200      11,870,760
Royal Bank of Scotland Group Plc, 5.75%, Ser L
(United Kingdom)                                                                           A             960,000      23,760,000
USB Capital IV, 7.35%                                                                      A-             59,100       1,551,375
USB Capital V, 7.25%                                                                       A-             60,700       1,608,550
Wachovia Preferred Funding Corp., 7.25%, Ser A                                             BBB+          674,800      19,521,964
Wells Fargo Capital Trust IV, 7.00%                                                        A             187,800       4,867,776
Wells Fargo Capital Trust VII, 5.85%                                                       A             107,500       2,692,875

Electric Utilities 15.21%                                                                                            169,170,085
Ameren Corp., 9.75%, Conv                                                                  BBB+          220,100       6,085,765
American Electric Power Co., Inc., 9.25%, Conv                                             BBB           240,800      10,595,200
Cleveland Electric Financing Trust I, 9.00%                                                BB             27,400         751,582
Consolidated Edison, Inc., $5.00, Ser A                                                    BBB+           30,000       2,703,000
Consolidated Edison, Inc., 7.25%                                                           A-             56,000       1,504,160
Detroit Edison Co., 7.375%                                                                 BB+            25,700         650,210
Entergy Mississippi, Inc., 7.25%                                                           A-             63,918       1,703,415
FPC Capital I, 7.10%, Ser A                                                                BB+           641,700      16,113,087
FPL Group Capital Trust I, 5.875%                                                          BBB+          478,254      12,071,131
FPL Group, Inc., 8.00%, Conv                                                               A-            112,000       6,909,280
Georgia Power Capital Trust V, 7.125%                                                      BBB+          132,200       3,507,266
Georgia Power Co., 6.00%, Ser R                                                            A             737,085      18,950,455
Great Plains Energy, Inc., 8.00%, Conv                                                     BBB-          602,000      16,254,000
HECO Capital Trust III, 6.50%                                                              BBB-          130,000       3,489,200
Interstate Power & Light Co., 7.10%, Ser C                                                 BBB-          354,900       9,881,765
Interstate Power & Light Co., 8.375%, Ser B                                                BBB-           54,500       1,869,895
Monongahela Power Co., $7.73, Ser L                                                        B-             65,557       6,490,143
Northern States Power Co., 8.00%                                                           BBB-           74,550       2,035,215
NVP Capital I, 8.20%, Ser A                                                                CCC+           56,300       1,435,650
NVP Capital III, 7.75%                                                                     CCC+          379,305       9,531,935
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                           CCC+           73,507       1,865,240
TXU Corp., 7.24%, Ser B                                                                    BB+               150      15,375,000
TXU Corp., 8.125%, Conv                                                                    Ba1           170,000      10,764,400
Virginia Power Capital Trust, 7.375%                                                       BBB-          325,900       8,633,091

Gas Utilities 5.55%                                                                                                   61,706,996
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                               CCC-          367,700      18,488,434
KeySpan Corp., 8.75%, Conv                                                                 A             148,200       7,568,574
Laclede Capital Trust I, 7.70%                                                             BBB+           63,300       1,718,595
SEMCO Capital Trust I, 10.25%                                                              B-             60,500       1,560,900
Southern Union Co., 7.55%                                                                  BB+           350,000       9,684,500
Southwest Gas Capital II, 7.70%                                                            BB            810,250      22,079,313
Vectren Utillity Holdings, Inc., 7.25%                                                     A-             23,200         606,680

Hotels, Resorts & Cruise Lines 0.28%                                                                                   3,115,622
Hilton Hotels Corp., 8.00%                                                                 BBB-          118,600       3,115,622

Integrated Oil & Gas 1.08%                                                                                            12,012,840
Coastal Finance I, 8.375%                                                                  CCC-          476,700      12,012,840

Integrated Telecommunication Services 1.29%                                                                           14,314,205
Telephone & Data Systems, Inc., 7.60%, Ser A                                               A-            415,576      11,000,297
Verizon New England, Inc., 7.00%, Ser B                                                    A2            126,100       3,313,908

Investment Banking & Brokerage 9.04%                                                                                 100,463,249
Bear Stearns Cos., Inc. (The), 5.49%, Depositary
Shares, Ser G                                                                              BBB           296,032      14,949,616
Lehman Brothers Holdings Capital Trust III, 6.375%
Ser K                                                                                      BBB+          793,400      20,469,720
Lehman Brothers Holdings, Inc., 5.67%, Depositary
Shares, Ser D                                                                              BBB+          142,500       7,267,500
Merrill Lynch Preferred Capital Trust III, 7.00%                                           A-            387,017      10,383,666
Merrill Lynch Preferred Capital Trust IV, 7.12%                                            A-            222,700       6,010,673
Merrill Lynch Preferred Capital Trust V, 7.28%                                             A-            356,700       9,734,343
Morgan Stanley Capital Trust III, 6.25%                                                    A-            764,025      19,390,955
Morgan Stanley Capital Trust IV, 6.25%                                                     A-            393,925      10,072,662
Morgan Stanley Capital Trust V, 5.75%                                                      A1             88,713       2,184,114

Life & Health Insurance 2.04%                                                                                         22,744,122
Lincoln National Capital VI, 6.75%, Ser F                                                  BBB           294,000       7,793,940
Phoenix Cos., Inc. (The), 7.45%                                                            BBB           387,849      10,084,074
PLC Capital Trust IV, 7.25%                                                                BBB+          120,600       3,205,548
PLC Capital Trust V, 6.125%                                                                BBB+           66,000       1,660,560

Multi-Line Insurance 2.96%                                                                                            32,928,601
ING Groep N.V., 7.20% (Netherlands)                                                        A-            641,000      17,044,190
ING Groep N.V., 7.05% (Netherlands)                                                        A-            603,970      15,884,411

Multi-Utilities & Unregulated Power 9.60%                                                                            106,738,968
Aquila, Inc., 7.875%                                                                       B2            218,707       5,445,804
Avista Corp., $6.95, Ser K                                                                 BB-           147,176      15,269,510
BGE Capital Trust II, 6.20%                                                                BBB-          592,728      15,144,200
Consumers Energy Co. Financing IV, 9.00%                                                   Ba2           189,700       5,095,342
DTE Energy Co., 8.75%, Conv                                                                BBB-          569,000      14,395,700
DTE Energy Trust I, 7.80%                                                                  BB+           106,500       2,811,600
Energy East Capital Trust I, 8.25%                                                         BBB-          179,900       4,733,169
Enterprise Capital Trust I, 7.44%, Ser A                                                   BB+            68,200       1,736,372
Enterprise Capital Trust III, 7.25%, Ser C                                                 BB+           104,100       2,647,263
ONEOK, Inc., 8.50%, Conv                                                                   BBB+          197,600       7,151,144
PSEG Funding Trust II, 8.75%                                                               BB+           462,275      12,966,814
Public Service Electric & Gas Co., 5.05%, Ser D                                            BB+            30,000       2,707,500
Public Service Enterprise Group, Inc., 10.25%, Conv                                        BBB-          105,600       7,296,960
Puget Sound Energy Capital Trust II, 8.40%                                                 BB            185,600       4,890,560
TECO Capital Trust I, 8.50%                                                                B             171,700       4,447,030

Oil & Gas Exploration & Production 3.66%                                                                              40,720,157
Anadarko Petroleum Corp., 5.46%, Depositary
Shares, Ser B                                                                              BBB-           24,600       2,435,400
Apache Corp., 5.68%, Depositary Shares, Ser B                                              BBB            27,500       2,832,500
Devon Energy Corp., 6.49%, Ser A                                                           BB+            25,250       2,665,453
Nexen, Inc., 7.35% (Canada)                                                                BB+         1,216,579      32,786,804

Other Diversified Financial Services 9.51%                                                                           105,825,511
ABN AMRO Capital Funding Trust V, 5.90%                                                    A             867,400      21,459,476
ABN AMRO Capital Funding Trust VI, 6.25%                                                   A             400,000      10,312,000
Citigroup Capital VII, 7.125%                                                              A              30,042         779,590
Citigroup Capital VIII, 6.95%                                                              A             220,200       5,758,230
Citigroup Capital X, 6.10%                                                                 A             720,000      18,302,400
Citigroup Capital IX, 6.00%                                                                A             384,700       9,667,511
General Electric Capital Corp., 5.875%                                                     AAA           370,930       9,399,366
General Electric Capital Corp., 6.10%                                                      AAA            94,747       2,419,838
J.P. Morgan Chase Capital XI, 5.875%, Ser K                                                A-          1,035,000      25,554,150
J.P. Morgan Chase Capital XII, 6.25%, Ser L                                                A-             60,000       1,537,200
J.P. Morgan Chase Capital XIV, 6.20%, Ser N                                                A-             25,000         635,750

Real Estate Investment Trusts 4.85%                                                                                   53,968,524
Duke Realty Corp., 6.50%, Depositary Shares, Ser K                                         BBB           145,000       3,636,600
Duke Realty Corp., 6.60%, Depositary Shares, Ser L                                         BBB           103,000       2,595,600
Duke Realty Corp., 6.625%, Depositary Shares, Ser J                                        BBB           638,100      16,118,406
Kimco Realty Co., 6.65%, Depositary Shares, Ser F                                          BBB+          384,750       9,857,295
Public Storage, Inc., 6.50%, Depositary Shares,
Ser W                                                                                      BBB+          450,000      11,484,000
Public Storage, Inc., 7.50%, Depositary Shares,
Ser V                                                                                      BBB+          184,530       4,902,962
Public Storage, Inc., 7.625%, Depositary Shares,
Ser T                                                                                      BBB+           25,500         669,885
Public Storage, Inc., 8.00%, Depositary Shares,
Ser R                                                                                      BBB+          177,100       4,703,776

Regional Banks 0.21%                                                                                                   2,322,768
National Commerce Capital Trust II, 7.70%                                                  A-             86,800       2,322,768

Reinsurance 0.28%                                                                                                      3,133,656
RenaissanceRe Holdings Ltd., 6.08%, Ser C (Bermuda)                                        BBB+          127,800       3,133,656

Thrifts & Mortgage Finance 1.19%                                                                                      13,186,712
Abbey National Plc, 7.25% (United Kingdom)                                                 A-            163,265       4,271,012
Abbey National Plc, 7.375% (United Kingdom)                                                A-            339,000       8,915,700

Wireless Telecommunication Services 0.26%                                                                              2,869,032
United States Cellular, 7.50%                                                              A-            103,800       2,869,032

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 0.41%                                                                                          $4,600,000
(Cost $4,600,000)

Government U.S. Agency 0.41%                                                                                           4,600,000
Federal Home Loan Bank, Disc Note                                    2.510%   03-01-2005   AAA             4,600       4,600,000

Total investments 100.00%                                                                                         $1,112,248,138


John Hancock
Preferred Income Fund III
Financial futures contracts
February 28, 2005 (unaudited)

                                          Number of
Open contracts                            contracts         Position       Expiration        Appreciation
----------------------------------------------------------------------------------------------------------
U.S. Treasury 10-Year Note                      900            Short           Jun 05            $809,325


John Hancock
Preferred Income Fund III
Interest rate swap contracts
February 28, 2005 (unaudited)
---------------------------------------------------------------------------------------------------------
                                          Rate type
                    --------------------------------------------------
          Notional    Payments made                 Payments received       Termination
            amount           by Fund                           by Fund             date     Appreciation

      $35,000,000              4.00% (a)                 3-month LIBOR         April 09          $40,254

(a) Fixed rate


John Hancock
Preferred Income Fund III
Footnotes to Schedule of Investments
February 28, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $16,038,750 or 1.44% of the Fund's total investments as of February 28, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on February 28, 2005, including short-term investments, was $1,081,068,953. Gross unrealized appreciation and depreciation of investments aggregated $38,257,464 and $7,078,279, respectively, resulting in net unrealized appreciation of $31,179,185.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for APS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: HPS

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469


This report is for the information of the shareholders of John Hancock Preferred Income Fund III.

P12Q3     2/05
          4/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(d) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    April 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    April 27, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    April 27, 2005